Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Parenthetical) (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income(loss)	$ 42,700,978	$ 38,000,000	$ 34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	$ 143,742,500	$ 129,727,071	$ 168,000,000	[1]	$ 174,000,000	$ 167,000,000

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.